SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Foreign currency translation
	September 30, 2019	September 30, 2018	September 30, 2017
Year-end CAD: USD exchange rate	0.7553	0.7755	0.8022
Annual average CAD: USD exchange rate	0.7536	0.7795	0.7610
Year-end RMB: USD exchange rate	0.1401	0.1456	0.1503
Annual average RMB: USD exchange rate	0.1455	0.1530	0.1468
Year-end HKD: USD exchange rate	0.1276	0.1278	0.1280
Annual average HKD: USD exchange rate	0.1276	0.1277	0.1285

Schedule of antidilutive securities excluded from computation of earnings per share
	2019	2018	2017
Stock options	10,300,000	11,300,000	14,750,000
Common stock warrants	-	-	4,551,945
Total	10,300,000	11,300,000	19,301,945

Schedule of estimated useful lives of property and equipment
Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years
Leasehold Improvement	6 years